Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
13. Share-Based Compensation

In 2013, the Company’s Board adopted the 2013 Restricted Stock Plan (the “2013 Plan”), which entitled officers, employees, consultants and directors of the Company to receive grants of restricted stock of the Company’s common stock or share options in the Company’s common stock. The Company’s Board adopted the 2023 Restricted Stock Plan (the “2023 Plan”) to replace the 2013 Plan which ended in 2023.

The 2013 and 2023 Plans are administered by the Compensation Committee with certain decisions subject to the approval of our Board. The maximum aggregate number of common shares that may be delivered pursuant to options or restricted stock awards granted under the 2013 and 2023 Plans are 3,000,000 shares of common stock per plan. A holder of restricted stock, awarded under the 2013 and 2023 Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.
Share awards

On March 17, 2024 under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”), 31,833 shares which were previously granted to non-employee directors under the 2013 Plan with a weighted average grant value of $12.45 per share, vested at a fair value of $487,045. On March 17, 2024, 10,111 shares which were granted in 2021 to officers and employees of the Company, all of which had a weighted average grant value of $10.26, vested at a fair value of $154,698.

On April 15, 2024, under the Navigator Holdings Ltd. 2023 Long-Term Incentive Plan (the “2023 Plan”) the Company granted a total of 54,851 restricted shares, 41,291 of which were granted to non-employee directors and 13,560 of which were granted to the officers and employees of the Company. The weighted average value of the 54,851 shares granted was $15.05 per share. The restricted shares granted to the non-employee directors vest on the first anniversary of the grant date and the restricted shares granted to the officers and employees of the Company vest on the third anniversary of the grant date.

On October 26, 2024 and June 20, 2024 an additional 10,000 shares which were previously granted to a non-employee director under the 2023 Plan with a weighted average grant value of $15.13 per share, vested at a fair value of $161,700.

On October 31, 2024 an additional 10,000 shares which were previously granted to a officers and employees of the Company under the 2013 Plan with a weighted average grant value of $8.46 per share, vested at a fair value of $153,600.

On March 15, 2023, under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) the Company granted a total of 47,829 restricted shares, 36,327 of which were granted to non-employee directors and 11,502 of which were granted to the officers and employees of the Company. The weighted average value of the shares granted was $12.45 per share. The restricted shares granted to the non-employee directors vest on the first anniversary of the grant date and the restricted shares granted to the officers and employees of the Company vest on the third anniversary of the grant date.

On March 17, 2023, 45,864 shares which were previously granted to non-employee directors under the 2013 Plan with a weighted average grant value of $10.65 per share, vested at a fair value of $553,120. In addition on March 19, 2023, 12,159 shares which were granted in 2020 to officers and employees of the Company, all of which had a weighted average grant value of $7.90 vested at a fair value of $157,581.

On June 30, 2023, 15,627 shares which were previously granted to an officer of the Company under the 2013 Plan with a weighted average grant value of $9.84 per share, were accelerated to vesting at a fair value of $203,307. On December 31, 2023, 4,494 shares which were previously granted to a non-employee director of the Company under the 2013 Plan with a weighted average grant value of $12.45 per share, were accelerated to vesting at a fair value of $65,388.

Restricted share grant activity for the year ended December 31, 2024, and 2023 was as follows:

Share awards	Number of granted non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2023	115,693	$10.16	1.04 years
Granted	47,829	12.45
Vested	(78,144)	10.16
Balance as of December 31, 2023	85,378	$11.44	0.81 years
Granted	54,851	15.05
Vested	(61,944)	11.88
Balance as of December 31, 2024	78,285	$13.62	0.75 years

We account for forfeitures as they occur. Using the graded straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the statements of operations over the period to the vesting date.

During the year ended December 31, 2024, the Company recognized $640,249 in share-based compensation costs relating to share grants (December 31, 2023: $819,919 and December 31, 2022: $799,902). As of December 31, 2024, there was a total of $359,191 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2023: $400,282) which are expected to be recognized over a weighted average period of 0.75 years (December 31, 2023: 0.81 years).
Share options

Share options issued under the 2013 Plan and 2023 Plans are not exercisable until the third anniversary of the grant date and can be exercised up to the tenth anniversary of the grant date. The fair value of each option is calculated on the date of the grant based on the Black-Scholes valuation model. Expected volatility is based on the historic volatility of the Company’s stock price . The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years.

The movements in the existing share options during the years ended December 31, 2024, and 2023 were as follows:

Share options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2023	320,856	$20.99	$—
Forfeited during the year	(35,875)	22.35	—
Issuance during the year	262,412	15.45	—
Balance as of December 31, 2023	547,393	$18.25	—
Issuance during the year	339,592	17.94	—
Expired during the period	(153,538)	24.22	—
Balance as of December 31, 2024	733,447	$16.86	$61,100

There were 733,447 options exercisable as of December 31, 2024. (547,393 as of December 31, 2023). The weighted average exercise price of the share options exercisable as of December 31, 2024 was $16.86 ($18.25 as of December 31, 2023).

The weighted average remaining contractual term of options outstanding as of December 31, 2024, was 4.05 years (December 31, 2023: 2.99 years).
During the year ended December 31, 2024, the Company recognized $405,727 in share-based compensation costs relating to options granted under the 2013 Plan and the 2023 Plan (December 31, 2023: a charge of $422,936 relating to options granted under the 2013 Plan). As of December 31, 2024 there was $1,203,456 of total unrecognized compensation costs relating to non-vested options under the 2013 and the 2023 Plan (December 31, 2023: $1,142,618).

As of December 31, 2024, there were 121,443 share options that had vested but had not been exercised with a weighted average exercise price of $17.80 (December 31, 2023: 274,981 share options that had vested but had not been exercised with a weighted average exercise price of $21.38).
The significant assumptions used during the year ending December 31, 2024 to estimate the fair value of share-based compensation awards:

Expected term of share options; The expected life has been calculated as 4.5 years which is taken as the average of the vesting term length (3 years) and the original contractual length (6 years).

Expected volatility; a historical volatility figure of 27.0% for the year ended December 31, 2024 compared to 38.1% for the year ended December 31, 2023 which is based on the historical share price data for the one year to the Grant Date.

Expected dividends; A dividend yield of 1.31% for the year ended December 31, 2024 compared to 0% for the year ended December 31, 2023 based on the annual dividend paid per the Company's Return of Capital Policy.

Risk-free rate; a risk-free rate of 4.61% for the year ended December 31, 2024 compared to 3.29% for the year ended December 31, 2023 which is the three-year Treasury Yield as at the Grant Dates.
The Company has employee stock purchase plans in place which is a savings-related share scheme where certain employees have the option to buy common stock at a 15% discount to the share price at the grant dates of August 8, 2022, July 17, 2023 and August 30, 2024. The employee stock purchase plans have three-year vesting periods. 14,568 shares have been issued since the inception of the scheme. Using the Black-Scholes valuation model, the Company recognized compensation costs of $62,261 relating to employee stock purchase plans for the year ended December 31, 2024 (December 31, 2023: $41,588).